Subsequent events (Narrative) (Details)		12 Months Ended
	Nov. 13, 2020 shares $ / shares	Oct. 31, 2020 CAD ($) shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Nov. 13, 2020 $ / shares	Apr. 30, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placements			$ 425,789	$ 212,968	$ 866,200
Repayments of convertible debentures			150,920	172,198	$ 662,080
Convertible debentures			3,081,518	2,599,074
Proceeds from borrowings			612,279	$ 780,891
Canadian government's CEBA loan program
Disclosure of non-adjusting events after reporting period [line items]
Original loan							$ 40,000
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placements		$ 46,200	$ 60,000
Shares issued for private placement | shares		3,542,223	3,542,223
Settlement of debt interest in share issuance		$ 204,233	$ 30,200
Number of common shares issued in settlement of debt interest | shares		6,953,755	6,953,755
Repayments of convertible debentures		$ 25,000
Convertible debentures, converted amount		$ 40,000	$ 111,520
Shares issued on conversion of convertible debenture | shares		3,712,672	3,712,672
Convertible debentures			$ 52,000
Term of convertible debenture (in months)		12 months	12 months
Stock options issued to directors, officers, employees and one consultant | shares	6,500,000
Strike price of options | (per share)	$ 0.07					$ 0.05
Term of options granted	5 year
Subsequent Events [Member] | Canadian government's CEBA loan program
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings		$ 20,000	$ 15,125
Subsequent Events [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Converible debentures extension term range		3 months	3 months
Subsequent Events [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Converible debentures extension term range		9 months	9 months